DEBT AND RELATED PARTY DEBT - Future principal payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
DEBT AND RELATED PARTY DEBT
2025 remainder	$ 2,491
2025	9,768	$ 5,764
2026	9,404	6,218
Total	$ 18,673	$ 11,982